Forward Share Purchase Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forward Share Purchase Liabilitiy [Abstract]
Change in fair value of FSP liability	$ 82,182
Change in fair value of forward share purchase liability	$ 82,182	$ 5,392,293